Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other Current Liabilities
14.	Other Current Liabilities
Other current liabilities as of December 31, 2016 and 2017 mainly consist of consumption tax payables.